Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Book Values and Fair Values of Long-term Debt

	December 31,
	2015		2014
Company	Book Value	Fair Value	Book Value		Fair Value
	(in millions)
AEP	$19,572.7	$21,201.3	$18,512.4	(a)	$20,960.5	(b)
APCo	3,930.7	4,416.7	3,958.7		4,711.2
I&M	2,000.0	2,193.6	2,019.6		2,255.1
OPCo	2,157.7	2,472.7	2,286.8		2,709.5
PSO	1,286.1	1,402.9	1,036.7		1,216.2
SWEPCo	2,273.5	2,417.2	2,132.4		2,402.6

(a)
Amount excludes $83 million of Long-term Debt classified as Liabilities from Discontinued Operations on the balance sheet. See "AEPRO (Corporate and Other)" section of Note 7 for additional information.

(b)	Amount excludes $114 million of fair value of Long-term Debt related to AEPRO.

Other Temporary Investments

	December 31, 2015
Other Temporary Investments	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
Restricted Cash (a)	$271.0	$—	$—	$271.0
Fixed Income Securities – Mutual Funds	91.1	—	(0.7)	90.4
Equity Securities – Mutual Funds	13.7	11.7	—	25.4
Total Other Temporary Investments	$375.8	$11.7	$(0.7)	$386.8

	December 31, 2014
Other Temporary Investments	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
Restricted Cash (a)	$279.7	$—	$—	$279.7
Fixed Income Securities – Mutual Funds	80.5	—	—	80.5
Equity Securities – Mutual Funds	13.1	12.3	—	25.4
Total Other Temporary Investments	$373.3	$12.3	$—	$385.6

(a)	Primarily represents amounts held for the repayment of debt.

Debt and Equity Securities Within Other Temporary Investments

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Proceeds from Investment Sales	$—	$—	$—
Purchases of Investments	10.7	1.6	17.4
Gross Realized Gains on Investment Sales	—	—	—
Gross Realized Losses on Investment Sales	—	—	—

Nuclear Trust Fund Investments

	December 31,
	2015			2014
	Fair Value	Gross Unrealized Gains	Other-Than- Temporary Impairments	Fair Value	Gross Unrealized Gains	Other-Than- Temporary Impairments
	(in millions)
Cash and Cash Equivalents	$168.3	$—	$—	$20.0	$—	$—
Fixed Income Securities:
United States Government	731.1	35.9	(2.6)	697.0	44.6	(5.0)
Corporate Debt	57.9	3.2	(1.1)	47.8	4.5	(1.0)
State and Local Government	22.2	1.1	(0.3)	208.5	1.2	(0.3)
Subtotal Fixed Income Securities	811.2	40.2	(4.0)	953.3	50.3	(6.3)
Equity Securities – Domestic	1,126.9	571.6	(79.3)	1,122.4	598.8	(79.2)
Spent Nuclear Fuel and Decommissioning Trusts	$2,106.4	$611.8	$(83.3)	$2,095.7	$649.1	$(85.5)

Securities Activity Within the Decommissioning and SNF Trusts

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Proceeds from Investment Sales	$2,218.4	$1,031.8	$858.4
Purchases of Investments	2,272.0	1,086.4	910.0
Gross Realized Gains on Investment Sales	69.1	32.3	18.3
Gross Realized Losses on Investment Sales	53.0	15.4	8.1

Contractual Maturities, Fair Value of Debt Securities in Nuclear Trusts

Fair Value of Fixed Income Securities
(in millions)
Within 1 year	$167.2
1 year – 5 years	361.0
5 years – 10 years	129.4
After 10 years	153.6
Total	$811.2

Fair Value, Assets and Liabilities Measured on Recurring Basis

(a)
Amounts in “Other” column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 and Level 2 amounts primarily represent investment in money market funds.

(b)	Amounts represent publicly traded equity securities and equity-based mutual funds.

(c)	Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(d)
The December 31, 2015 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $(9) million in 2016 and $(4) million in periods 2017-2019; Level 2 matures $2 million in 2016, $18 million in periods 2017-2019 and $4 million in periods 2020-2021; Level 3 matures $28 million in 2016, $29 million in periods 2017-2019, $19 million in periods 2020-2021 and $76 million in periods 2022-2032. Risk management commodity contracts are substantially comprised of power contracts.

(e)	Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.

(f)
The December 31, 2014 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows:  Level 1 matures $(18) million in 2015 and $(10) million in periods 2016-2018;  Level 2 matures $31 million in 2015, $52 million in periods 2016-2018, $12 million in periods 2019-2020 and $1 million in periods 2021-2030;  Level 3 matures $50 million in 2015, $29 million in periods 2016-2018, $9 million in periods 2019-2020 and $66 million in periods 2021-2030.  Risk management commodity contracts are substantially comprised of power contracts.

(g)	Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.
AEP

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$3.9	$4.3	$—	$168.2	$176.4

Other Temporary Investments
Restricted Cash (a)	230.0	7.7	—	33.3	271.0
Fixed Income Securities – Mutual Funds	90.4	—	—	—	90.4
Equity Securities – Mutual Funds (b)	25.4	—	—	—	25.4
Total Other Temporary Investments	345.8	7.7	—	33.3	386.8

Risk Management Assets
Risk Management Commodity Contracts (c) (d)	11.5	495.0	219.7	(287.7)	438.5
Cash Flow Hedges:
Commodity Hedges (c)	—	15.9	1.0	0.7	17.6
Fair Value Hedges	—	—	—	0.1	0.1
Total Risk Management Assets	11.5	510.9	220.7	(286.9)	456.2

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	160.5	—	—	7.8	168.3
Fixed Income Securities:
United States Government	—	731.1	—	—	731.1
Corporate Debt	—	57.9	—	—	57.9
State and Local Government	—	22.2	—	—	22.2
Subtotal Fixed Income Securities	—	811.2	—	—	811.2
Equity Securities – Domestic (b)	1,126.9	—	—	—	1,126.9
Total Spent Nuclear Fuel and Decommissioning Trusts	1,287.4	811.2	—	7.8	2,106.4

Total Assets	$1,648.6	$1,334.1	$220.7	$(77.6)	$3,125.8

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (d)	$24.1	$471.5	$67.3	$(326.3)	$236.6
Cash Flow Hedges:
Commodity Hedges (c)	—	18.9	6.5	0.7	26.1
Interest Rate/Foreign Currency Hedges	—	0.4	—	—	0.4
Fair Value Hedges	—	3.0	—	0.1	3.1
Total Risk Management Liabilities	$24.1	$493.8	$73.8	$(325.5)	$266.2
AEP

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$17.2	$0.9	$—	$144.4	$162.5

Other Temporary Investments
Restricted Cash (a)	233.8	9.1	—	36.8	279.7
Fixed Income Securities – Mutual Funds	80.5	—	—	—	80.5
Equity Securities – Mutual Funds (b)	25.4	—	—	—	25.4
Total Other Temporary Investments	339.7	9.1	—	36.8	385.6

Risk Management Assets
Risk Management Commodity Contracts (c) (f)	37.7	528.4	190.3	(303.7)	452.7
Cash Flow Hedges:
Commodity Hedges (c)	—	31.9	—	(15.1)	16.8
Fair Value Hedges	—	0.6	—	2.0	2.6
Total Risk Management Assets	37.7	560.9	190.3	(316.8)	472.1

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	9.4	—	—	10.6	20.0
Fixed Income Securities:
United States Government	—	697.0	—	—	697.0
Corporate Debt	—	47.8	—	—	47.8
State and Local Government	—	208.5	—	—	208.5
Subtotal Fixed Income Securities	—	953.3	—	—	953.3
Equity Securities – Domestic (b)	1,122.4	—	—	—	1,122.4
Total Spent Nuclear Fuel and Decommissioning Trusts	1,131.8	953.3	—	10.6	2,095.7

Total Assets	$1,526.4	$1,524.2	$190.3	$(125.0)	$3,115.9

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (f)	$65.3	$431.9	$36.7	$(335.5)	$198.4
Cash Flow Hedges:
Commodity Hedges (c)	—	26.6	2.8	(15.1)	14.3
Interest Rate/Foreign Currency Hedges	—	1.0	—	—	1.0
Fair Value Hedges	—	6.8	—	2.0	8.8
Total Risk Management Liabilities	$65.3	$466.3	$39.5	$(348.6)	$222.5

Changes in Fair Value of Net Trading Derivatives Classified as Level 3

Year Ended December 31, 2015	AEP	APCo (a)	I&M (a)	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2014	$150.8	$15.8	$14.7	$48.4	$(0.3)	$(0.5)
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	13.5	2.1	0.2	0.5	(0.2)	9.2
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	53.7	—	—	—	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	(4.9)	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(63.0)	(17.2)	(14.2)	(6.7)	0.6	(8.7)
Transfers into Level 3 (e) (f)	28.7	—	—	—	—	—
Transfers out of Level 3 (f) (g)	(18.9)	1.2	0.8	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	(13.0)	9.8	2.8	(26.3)	0.5	0.8
Balance as of December 31, 2015	$146.9	$11.7	$4.3	$15.9	$0.6	$0.8

Year Ended December 31, 2014	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2013	$117.9	$10.6	$7.2	$2.9	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	90.0	29.7	18.6	30.8	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	0.7	—	—	—	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	5.7	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(108.7)	(32.6)	(20.6)	(33.7)	—	—
Transfers into Level 3 (e) (f)	(7.6)	(3.6)	(2.5)	—	—	—
Transfers out of Level 3 (f) (g)	(21.5)	—	—	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	74.3	11.7	12.0	48.4	(0.3)	(0.5)
Balance as of December 31, 2014	$150.8	$15.8	$14.7	$48.4	$(0.3)	$(0.5)

Year Ended December 31, 2013	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2012	$85.4	$11.0	$7.5	$15.4	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	(9.2)	(3.6)	(2.4)	(5.0)	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	37.5	—	—	0.3	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	(2.5)	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(15.8)	0.5	0.4	0.8	—	—
Transfers into Level 3 (e) (f)	19.0	1.3	0.9	1.9	—	—
Transfers out of Level 3 (f) (g)	(3.6)	(0.9)	(0.6)	(1.3)	—	—
Transfer of OPCo Generation to Parent	—	—	—	(12.1)	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	7.1	2.3	1.4	2.9	—	—
Balance as of December 31, 2013	$117.9	$10.6	$7.2	$2.9	$—	$—

(a)	Includes both affiliated and nonaffiliated transactions.

(b)	Included in revenues on the statements of income.

(c)	Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(d)	Represents the settlement of risk management commodity contracts for the reporting period.

(e)	Represents existing assets or liabilities that were previously categorized as Level 2.

(f)	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(g)	Represents existing assets or liabilities that were previously categorized as Level 3.

(h)	Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities.

Significant Unobservable Inputs for Level 3
Significant Unobservable Inputs
December 31, 2015
AEP

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average
	(in millions)
Energy Contracts	$212.3	$70.3	Discounted Cash Flow	Forward Market Price (a)	$9.69	$165.36	$36.35
				Counterparty Credit Risk (b)	670
FTRs	8.4	3.5	Discounted Cash Flow	Forward Market Price (a)	(6.99)	10.34	1.10
Total	$220.7	$73.8

Significant Unobservable Inputs
December 31, 2014
AEP

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average
	(in millions)
Energy Contracts	$157.3	$37.0	Discounted Cash Flow	Forward Market Price (a)	$11.37	$159.92	$57.18
				Counterparty Credit Risk (b)	303
FTRs	33.0	2.5	Discounted Cash Flow	Forward Market Price (a)	(14.63)	20.02	0.96
Total	$190.3	$39.5

Significant Unobservable Inputs
December 31, 2015
APCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$7.9	$0.2	Discounted Cash Flow	Forward Market Price	$12.61	$47.24	$32.38
FTRs	4.3	0.3	Discounted Cash Flow	Forward Market Price	(6.96)	8.43	1.34
Total	$12.2	$0.5

Significant Unobservable Inputs
December 31, 2014
APCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$5.8	$1.8	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	11.9	0.1	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$17.7	$1.9

Significant Unobservable Inputs
December 31, 2015
I&M

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input(a)	Low	High	Average
	(in millions)
Energy Contracts	$6.0	$0.2	Discounted Cash Flow	Forward Market Price	$12.61	$47.24	$32.38
FTRs	0.3	1.8	Discounted Cash Flow	Forward Market Price	(6.96)	8.43	1.34
Total	$6.3	$2.0

Significant Unobservable Inputs
December 31, 2014
I&M

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input(a)	Low	High	Average
	(in millions)
Energy Contracts	$6.4	$1.2	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	9.6	0.1	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$16.0	$1.3

Significant Unobservable Inputs
December 31, 2015
OPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
Energy Contracts	$16.0	$0.1	Discounted Cash Flow	Forward Market Price	$41.61	$165.36	$86.84

Significant Unobservable Inputs
December 31, 2014
OPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$45.1	$3.9	Discounted Cash Flow	Forward Market Price	$48.25	$159.92	$84.04
FTRs	7.2	—	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$52.3	$3.9

Significant Unobservable Inputs
December 31, 2015
PSO

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.7	$0.1	Discounted Cash Flow	Forward Market Price	$(6.96)	$8.43	$1.34

Significant Unobservable Inputs
December 31, 2014
PSO

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.4	$0.7	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

Significant Unobservable Inputs
December 31, 2015
SWEPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.9	$0.1	Discounted Cash Flow	Forward Market Price	$(6.96)	$8.43	$1.34

Significant Unobservable Inputs
December 31, 2014
SWEPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.4	$0.9	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

(a)	Represents market prices in dollars per MWh.

(b)	Represents average price of credit default swaps used to calculate counterparty credit risk, reported in basis points.

Sensitivity of Fair Value Measurements
Sensitivity of Fair Value Measurements

Significant Unobservable Input	Position	Change in Input	Impact on Fair Value Measurement
Forward Market Price	Buy	Increase (Decrease)	Higher (Lower)
Forward Market Price	Sell	Increase (Decrease)	Lower (Higher)
Counterparty Credit Risk	Loss	Increase (Decrease)	Higher (Lower)
Counterparty Credit Risk	Gain	Increase (Decrease)	Lower (Higher)

Appalachian Power Co [Member]
Book Values and Fair Values of Long-term Debt

	December 31,
	2015		2014
Company	Book Value	Fair Value	Book Value		Fair Value
	(in millions)
AEP	$19,572.7	$21,201.3	$18,512.4	(a)	$20,960.5	(b)
APCo	3,930.7	4,416.7	3,958.7		4,711.2
I&M	2,000.0	2,193.6	2,019.6		2,255.1
OPCo	2,157.7	2,472.7	2,286.8		2,709.5
PSO	1,286.1	1,402.9	1,036.7		1,216.2
SWEPCo	2,273.5	2,417.2	2,132.4		2,402.6

(a)
Amount excludes $83 million of Long-term Debt classified as Liabilities from Discontinued Operations on the balance sheet. See "AEPRO (Corporate and Other)" section of Note 7 for additional information.

Fair Value, Assets and Liabilities Measured on Recurring Basis
APCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding (a)	$14.8	$—	$—	$0.1	$14.9

Risk Management Assets – Nonaffiliated and Affiliated
Risk Management Commodity Contracts (c) (g)	0.2	13.9	12.2	(10.6)	15.7

Total Assets	$15.0	$13.9	$12.2	$(10.5)	$30.6

Liabilities:

Risk Management Liabilities – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.2	$17.8	$0.5	$(13.6)	$4.9

APCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding (a)	$15.6	$—	$—	$—	$15.6

Risk Management Assets – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	0.2	20.2	17.7	(9.4)	28.7

Total Assets	$15.8	$20.2	$17.7	$(9.4)	$44.3

Liabilities:

Risk Management Liabilities – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.2	$20.4	$1.9	$(9.4)	$13.1

(a)
Amounts in “Other” column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 and Level 2 amounts primarily represent investment in money market funds.

(b)	Amounts represent publicly traded equity securities and equity-based mutual funds.

(c)	Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(d)
The December 31, 2015 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $(9) million in 2016 and $(4) million in periods 2017-2019; Level 2 matures $2 million in 2016, $18 million in periods 2017-2019 and $4 million in periods 2020-2021; Level 3 matures $28 million in 2016, $29 million in periods 2017-2019, $19 million in periods 2020-2021 and $76 million in periods 2022-2032. Risk management commodity contracts are substantially comprised of power contracts.

(e)	Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.

(f)
The December 31, 2014 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows:  Level 1 matures $(18) million in 2015 and $(10) million in periods 2016-2018;  Level 2 matures $31 million in 2015, $52 million in periods 2016-2018, $12 million in periods 2019-2020 and $1 million in periods 2021-2030;  Level 3 matures $50 million in 2015, $29 million in periods 2016-2018, $9 million in periods 2019-2020 and $66 million in periods 2021-2030.  Risk management commodity contracts are substantially comprised of power contracts.

(g)	Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

Changes in Fair Value of Net Trading Derivatives Classified as Level 3

Year Ended December 31, 2015	AEP	APCo (a)	I&M (a)	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2014	$150.8	$15.8	$14.7	$48.4	$(0.3)	$(0.5)
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	13.5	2.1	0.2	0.5	(0.2)	9.2
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	53.7	—	—	—	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	(4.9)	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(63.0)	(17.2)	(14.2)	(6.7)	0.6	(8.7)
Transfers into Level 3 (e) (f)	28.7	—	—	—	—	—
Transfers out of Level 3 (f) (g)	(18.9)	1.2	0.8	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	(13.0)	9.8	2.8	(26.3)	0.5	0.8
Balance as of December 31, 2015	$146.9	$11.7	$4.3	$15.9	$0.6	$0.8

Year Ended December 31, 2014	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2013	$117.9	$10.6	$7.2	$2.9	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	90.0	29.7	18.6	30.8	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	0.7	—	—	—	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	5.7	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(108.7)	(32.6)	(20.6)	(33.7)	—	—
Transfers into Level 3 (e) (f)	(7.6)	(3.6)	(2.5)	—	—	—
Transfers out of Level 3 (f) (g)	(21.5)	—	—	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	74.3	11.7	12.0	48.4	(0.3)	(0.5)
Balance as of December 31, 2014	$150.8	$15.8	$14.7	$48.4	$(0.3)	$(0.5)

Year Ended December 31, 2013	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2012	$85.4	$11.0	$7.5	$15.4	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	(9.2)	(3.6)	(2.4)	(5.0)	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	37.5	—	—	0.3	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	(2.5)	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(15.8)	0.5	0.4	0.8	—	—
Transfers into Level 3 (e) (f)	19.0	1.3	0.9	1.9	—	—
Transfers out of Level 3 (f) (g)	(3.6)	(0.9)	(0.6)	(1.3)	—	—
Transfer of OPCo Generation to Parent	—	—	—	(12.1)	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	7.1	2.3	1.4	2.9	—	—
Balance as of December 31, 2013	$117.9	$10.6	$7.2	$2.9	$—	$—

(a)	Includes both affiliated and nonaffiliated transactions.

(b)	Included in revenues on the statements of income.

(c)	Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(d)	Represents the settlement of risk management commodity contracts for the reporting period.

(e)	Represents existing assets or liabilities that were previously categorized as Level 2.

(f)	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(g)	Represents existing assets or liabilities that were previously categorized as Level 3.

(h)	Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities.

Significant Unobservable Inputs for Level 3
Significant Unobservable Inputs
December 31, 2015
AEP

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average
	(in millions)
Energy Contracts	$212.3	$70.3	Discounted Cash Flow	Forward Market Price (a)	$9.69	$165.36	$36.35
				Counterparty Credit Risk (b)	670
FTRs	8.4	3.5	Discounted Cash Flow	Forward Market Price (a)	(6.99)	10.34	1.10
Total	$220.7	$73.8

Significant Unobservable Inputs
December 31, 2014
AEP

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average
	(in millions)
Energy Contracts	$157.3	$37.0	Discounted Cash Flow	Forward Market Price (a)	$11.37	$159.92	$57.18
				Counterparty Credit Risk (b)	303
FTRs	33.0	2.5	Discounted Cash Flow	Forward Market Price (a)	(14.63)	20.02	0.96
Total	$190.3	$39.5

Significant Unobservable Inputs
December 31, 2015
APCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$7.9	$0.2	Discounted Cash Flow	Forward Market Price	$12.61	$47.24	$32.38
FTRs	4.3	0.3	Discounted Cash Flow	Forward Market Price	(6.96)	8.43	1.34
Total	$12.2	$0.5

Significant Unobservable Inputs
December 31, 2014
APCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$5.8	$1.8	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	11.9	0.1	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$17.7	$1.9

Significant Unobservable Inputs
December 31, 2015
I&M

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input(a)	Low	High	Average
	(in millions)
Energy Contracts	$6.0	$0.2	Discounted Cash Flow	Forward Market Price	$12.61	$47.24	$32.38
FTRs	0.3	1.8	Discounted Cash Flow	Forward Market Price	(6.96)	8.43	1.34
Total	$6.3	$2.0

Significant Unobservable Inputs
December 31, 2014
I&M

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input(a)	Low	High	Average
	(in millions)
Energy Contracts	$6.4	$1.2	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	9.6	0.1	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$16.0	$1.3

Significant Unobservable Inputs
December 31, 2015
OPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
Energy Contracts	$16.0	$0.1	Discounted Cash Flow	Forward Market Price	$41.61	$165.36	$86.84

Significant Unobservable Inputs
December 31, 2014
OPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$45.1	$3.9	Discounted Cash Flow	Forward Market Price	$48.25	$159.92	$84.04
FTRs	7.2	—	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$52.3	$3.9

Significant Unobservable Inputs
December 31, 2015
PSO

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.7	$0.1	Discounted Cash Flow	Forward Market Price	$(6.96)	$8.43	$1.34

Significant Unobservable Inputs
December 31, 2014
PSO

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.4	$0.7	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

Significant Unobservable Inputs
December 31, 2015
SWEPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.9	$0.1	Discounted Cash Flow	Forward Market Price	$(6.96)	$8.43	$1.34

Significant Unobservable Inputs
December 31, 2014
SWEPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.4	$0.9	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

(a)	Represents market prices in dollars per MWh.

(b)	Represents average price of credit default swaps used to calculate counterparty credit risk, reported in basis points.

Sensitivity of Fair Value Measurements
Sensitivity of Fair Value Measurements

Significant Unobservable Input	Position	Change in Input	Impact on Fair Value Measurement
Forward Market Price	Buy	Increase (Decrease)	Higher (Lower)
Forward Market Price	Sell	Increase (Decrease)	Lower (Higher)
Counterparty Credit Risk	Loss	Increase (Decrease)	Higher (Lower)
Counterparty Credit Risk	Gain	Increase (Decrease)	Lower (Higher)

Indiana Michigan Power Co [Member]
Book Values and Fair Values of Long-term Debt

	December 31,
	2015		2014
Company	Book Value	Fair Value	Book Value		Fair Value
	(in millions)
AEP	$19,572.7	$21,201.3	$18,512.4	(a)	$20,960.5	(b)
APCo	3,930.7	4,416.7	3,958.7		4,711.2
I&M	2,000.0	2,193.6	2,019.6		2,255.1
OPCo	2,157.7	2,472.7	2,286.8		2,709.5
PSO	1,286.1	1,402.9	1,036.7		1,216.2
SWEPCo	2,273.5	2,417.2	2,132.4		2,402.6

(a)
Amount excludes $83 million of Long-term Debt classified as Liabilities from Discontinued Operations on the balance sheet. See "AEPRO (Corporate and Other)" section of Note 7 for additional information.

Nuclear Trust Fund Investments

	December 31,
	2015			2014
	Fair Value	Gross Unrealized Gains	Other-Than- Temporary Impairments	Fair Value	Gross Unrealized Gains	Other-Than- Temporary Impairments
	(in millions)
Cash and Cash Equivalents	$168.3	$—	$—	$20.0	$—	$—
Fixed Income Securities:
United States Government	731.1	35.9	(2.6)	697.0	44.6	(5.0)
Corporate Debt	57.9	3.2	(1.1)	47.8	4.5	(1.0)
State and Local Government	22.2	1.1	(0.3)	208.5	1.2	(0.3)
Subtotal Fixed Income Securities	811.2	40.2	(4.0)	953.3	50.3	(6.3)
Equity Securities – Domestic	1,126.9	571.6	(79.3)	1,122.4	598.8	(79.2)
Spent Nuclear Fuel and Decommissioning Trusts	$2,106.4	$611.8	$(83.3)	$2,095.7	$649.1	$(85.5)

Securities Activity Within the Decommissioning and SNF Trusts

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Proceeds from Investment Sales	$2,218.4	$1,031.8	$858.4
Purchases of Investments	2,272.0	1,086.4	910.0
Gross Realized Gains on Investment Sales	69.1	32.3	18.3
Gross Realized Losses on Investment Sales	53.0	15.4	8.1

Contractual Maturities, Fair Value of Debt Securities in Nuclear Trusts

Fair Value of Fixed Income Securities
(in millions)
Within 1 year	$167.2
1 year – 5 years	361.0
5 years – 10 years	129.4
After 10 years	153.6
Total	$811.2

Fair Value, Assets and Liabilities Measured on Recurring Basis
I&M

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets – Nonaffiliated and Affiliated
Risk Management Commodity Contracts (c) (g)	$0.1	$17.0	$6.3	$(11.1)	$12.3

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	160.5	—	—	7.8	168.3
Fixed Income Securities:
United States Government	—	731.1	—	—	731.1
Corporate Debt	—	57.9	—	—	57.9
State and Local Government	—	22.2	—	—	22.2
Subtotal Fixed Income Securities	—	811.2	—	—	811.2
Equity Securities – Domestic (b)	1,126.9	—	—	—	1,126.9
Total Spent Nuclear Fuel and Decommissioning Trusts	1,287.4	811.2	—	7.8	2,106.4

Total Assets	$1,287.5	$828.2	$6.3	$(3.3)	$2,118.7

Liabilities:

Risk Management Liabilities – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.1	$17.5	$2.0	$(11.7)	$7.9

I&M

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.1	$15.9	$16.0	$(6.4)	$25.6

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	9.4	—	—	10.6	20.0
Fixed Income Securities:
United States Government	—	697.0	—	—	697.0
Corporate Debt	—	47.8	—	—	47.8
State and Local Government	—	208.5	—	—	208.5
Subtotal Fixed Income Securities	—	953.3	—	—	953.3
Equity Securities – Domestic (b)	1,122.4	—	—	—	1,122.4
Total Spent Nuclear Fuel and Decommissioning Trusts	1,131.8	953.3	—	10.6	2,095.7

Total Assets	$1,131.9	$969.2	$16.0	$4.2	$2,121.3

Liabilities:

Risk Management Liabilities – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.2	$11.4	$1.3	$(6.3)	$6.6

(a)
Amounts in “Other” column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 and Level 2 amounts primarily represent investment in money market funds.

(b)	Amounts represent publicly traded equity securities and equity-based mutual funds.

(c)	Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(d)
The December 31, 2015 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $(9) million in 2016 and $(4) million in periods 2017-2019; Level 2 matures $2 million in 2016, $18 million in periods 2017-2019 and $4 million in periods 2020-2021; Level 3 matures $28 million in 2016, $29 million in periods 2017-2019, $19 million in periods 2020-2021 and $76 million in periods 2022-2032. Risk management commodity contracts are substantially comprised of power contracts.

(e)	Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.

(f)
The December 31, 2014 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows:  Level 1 matures $(18) million in 2015 and $(10) million in periods 2016-2018;  Level 2 matures $31 million in 2015, $52 million in periods 2016-2018, $12 million in periods 2019-2020 and $1 million in periods 2021-2030;  Level 3 matures $50 million in 2015, $29 million in periods 2016-2018, $9 million in periods 2019-2020 and $66 million in periods 2021-2030.  Risk management commodity contracts are substantially comprised of power contracts.

(g)	Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

Changes in Fair Value of Net Trading Derivatives Classified as Level 3

Year Ended December 31, 2015	AEP	APCo (a)	I&M (a)	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2014	$150.8	$15.8	$14.7	$48.4	$(0.3)	$(0.5)
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	13.5	2.1	0.2	0.5	(0.2)	9.2
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	53.7	—	—	—	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	(4.9)	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(63.0)	(17.2)	(14.2)	(6.7)	0.6	(8.7)
Transfers into Level 3 (e) (f)	28.7	—	—	—	—	—
Transfers out of Level 3 (f) (g)	(18.9)	1.2	0.8	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	(13.0)	9.8	2.8	(26.3)	0.5	0.8
Balance as of December 31, 2015	$146.9	$11.7	$4.3	$15.9	$0.6	$0.8

Year Ended December 31, 2014	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2013	$117.9	$10.6	$7.2	$2.9	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	90.0	29.7	18.6	30.8	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	0.7	—	—	—	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	5.7	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(108.7)	(32.6)	(20.6)	(33.7)	—	—
Transfers into Level 3 (e) (f)	(7.6)	(3.6)	(2.5)	—	—	—
Transfers out of Level 3 (f) (g)	(21.5)	—	—	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	74.3	11.7	12.0	48.4	(0.3)	(0.5)
Balance as of December 31, 2014	$150.8	$15.8	$14.7	$48.4	$(0.3)	$(0.5)

Year Ended December 31, 2013	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2012	$85.4	$11.0	$7.5	$15.4	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	(9.2)	(3.6)	(2.4)	(5.0)	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	37.5	—	—	0.3	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	(2.5)	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(15.8)	0.5	0.4	0.8	—	—
Transfers into Level 3 (e) (f)	19.0	1.3	0.9	1.9	—	—
Transfers out of Level 3 (f) (g)	(3.6)	(0.9)	(0.6)	(1.3)	—	—
Transfer of OPCo Generation to Parent	—	—	—	(12.1)	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	7.1	2.3	1.4	2.9	—	—
Balance as of December 31, 2013	$117.9	$10.6	$7.2	$2.9	$—	$—

(a)	Includes both affiliated and nonaffiliated transactions.

(b)	Included in revenues on the statements of income.

(c)	Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(d)	Represents the settlement of risk management commodity contracts for the reporting period.

(e)	Represents existing assets or liabilities that were previously categorized as Level 2.

(f)	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(g)	Represents existing assets or liabilities that were previously categorized as Level 3.

(h)	Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities.

Significant Unobservable Inputs for Level 3
Significant Unobservable Inputs
December 31, 2015
AEP

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average
	(in millions)
Energy Contracts	$212.3	$70.3	Discounted Cash Flow	Forward Market Price (a)	$9.69	$165.36	$36.35
				Counterparty Credit Risk (b)	670
FTRs	8.4	3.5	Discounted Cash Flow	Forward Market Price (a)	(6.99)	10.34	1.10
Total	$220.7	$73.8

Significant Unobservable Inputs
December 31, 2014
AEP

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average
	(in millions)
Energy Contracts	$157.3	$37.0	Discounted Cash Flow	Forward Market Price (a)	$11.37	$159.92	$57.18
				Counterparty Credit Risk (b)	303
FTRs	33.0	2.5	Discounted Cash Flow	Forward Market Price (a)	(14.63)	20.02	0.96
Total	$190.3	$39.5

Significant Unobservable Inputs
December 31, 2015
APCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$7.9	$0.2	Discounted Cash Flow	Forward Market Price	$12.61	$47.24	$32.38
FTRs	4.3	0.3	Discounted Cash Flow	Forward Market Price	(6.96)	8.43	1.34
Total	$12.2	$0.5

Significant Unobservable Inputs
December 31, 2014
APCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$5.8	$1.8	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	11.9	0.1	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$17.7	$1.9

Significant Unobservable Inputs
December 31, 2015
I&M

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input(a)	Low	High	Average
	(in millions)
Energy Contracts	$6.0	$0.2	Discounted Cash Flow	Forward Market Price	$12.61	$47.24	$32.38
FTRs	0.3	1.8	Discounted Cash Flow	Forward Market Price	(6.96)	8.43	1.34
Total	$6.3	$2.0

Significant Unobservable Inputs
December 31, 2014
I&M

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input(a)	Low	High	Average
	(in millions)
Energy Contracts	$6.4	$1.2	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	9.6	0.1	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$16.0	$1.3

Significant Unobservable Inputs
December 31, 2015
OPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
Energy Contracts	$16.0	$0.1	Discounted Cash Flow	Forward Market Price	$41.61	$165.36	$86.84

Significant Unobservable Inputs
December 31, 2014
OPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$45.1	$3.9	Discounted Cash Flow	Forward Market Price	$48.25	$159.92	$84.04
FTRs	7.2	—	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$52.3	$3.9

Significant Unobservable Inputs
December 31, 2015
PSO

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.7	$0.1	Discounted Cash Flow	Forward Market Price	$(6.96)	$8.43	$1.34

Significant Unobservable Inputs
December 31, 2014
PSO

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.4	$0.7	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

Significant Unobservable Inputs
December 31, 2015
SWEPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.9	$0.1	Discounted Cash Flow	Forward Market Price	$(6.96)	$8.43	$1.34

Significant Unobservable Inputs
December 31, 2014
SWEPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.4	$0.9	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

(a)	Represents market prices in dollars per MWh.

(b)	Represents average price of credit default swaps used to calculate counterparty credit risk, reported in basis points.

Sensitivity of Fair Value Measurements
Sensitivity of Fair Value Measurements

Significant Unobservable Input	Position	Change in Input	Impact on Fair Value Measurement
Forward Market Price	Buy	Increase (Decrease)	Higher (Lower)
Forward Market Price	Sell	Increase (Decrease)	Lower (Higher)
Counterparty Credit Risk	Loss	Increase (Decrease)	Higher (Lower)
Counterparty Credit Risk	Gain	Increase (Decrease)	Lower (Higher)

Ohio Power Co [Member]
Book Values and Fair Values of Long-term Debt

	December 31,
	2015		2014
Company	Book Value	Fair Value	Book Value		Fair Value
	(in millions)
AEP	$19,572.7	$21,201.3	$18,512.4	(a)	$20,960.5	(b)
APCo	3,930.7	4,416.7	3,958.7		4,711.2
I&M	2,000.0	2,193.6	2,019.6		2,255.1
OPCo	2,157.7	2,472.7	2,286.8		2,709.5
PSO	1,286.1	1,402.9	1,036.7		1,216.2
SWEPCo	2,273.5	2,417.2	2,132.4		2,402.6

(a)
Amount excludes $83 million of Long-term Debt classified as Liabilities from Discontinued Operations on the balance sheet. See "AEPRO (Corporate and Other)" section of Note 7 for additional information.

Fair Value, Assets and Liabilities Measured on Recurring Basis

(a)
Amounts in “Other” column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 and Level 2 amounts primarily represent investment in money market funds.

(b)	Amounts represent publicly traded equity securities and equity-based mutual funds.

(c)	Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(d)
The December 31, 2015 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $(9) million in 2016 and $(4) million in periods 2017-2019; Level 2 matures $2 million in 2016, $18 million in periods 2017-2019 and $4 million in periods 2020-2021; Level 3 matures $28 million in 2016, $29 million in periods 2017-2019, $19 million in periods 2020-2021 and $76 million in periods 2022-2032. Risk management commodity contracts are substantially comprised of power contracts.

(e)	Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.

(f)
The December 31, 2014 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows:  Level 1 matures $(18) million in 2015 and $(10) million in periods 2016-2018;  Level 2 matures $31 million in 2015, $52 million in periods 2016-2018, $12 million in periods 2019-2020 and $1 million in periods 2021-2030;  Level 3 matures $50 million in 2015, $29 million in periods 2016-2018, $9 million in periods 2019-2020 and $66 million in periods 2021-2030.  Risk management commodity contracts are substantially comprised of power contracts.

(g)	Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

OPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding (a)	$—	$—	$—	$27.7	$27.7

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	—	—	16.0	3.2	19.2

Total Assets	$—	$—	$16.0	$30.9	$46.9

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.8	$0.1	$2.7	$3.6

OPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding (a)	$0.4	$—	$—	$28.3	$28.7

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	—	—	52.3	—	52.3

Total Assets	$0.4	$—	$52.3	$28.3	$81.0

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$1.1	$3.9	$(0.1)	$4.9

Changes in Fair Value of Net Trading Derivatives Classified as Level 3

Year Ended December 31, 2015	AEP	APCo (a)	I&M (a)	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2014	$150.8	$15.8	$14.7	$48.4	$(0.3)	$(0.5)
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	13.5	2.1	0.2	0.5	(0.2)	9.2
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	53.7	—	—	—	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	(4.9)	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(63.0)	(17.2)	(14.2)	(6.7)	0.6	(8.7)
Transfers into Level 3 (e) (f)	28.7	—	—	—	—	—
Transfers out of Level 3 (f) (g)	(18.9)	1.2	0.8	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	(13.0)	9.8	2.8	(26.3)	0.5	0.8
Balance as of December 31, 2015	$146.9	$11.7	$4.3	$15.9	$0.6	$0.8

Year Ended December 31, 2014	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2013	$117.9	$10.6	$7.2	$2.9	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	90.0	29.7	18.6	30.8	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	0.7	—	—	—	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	5.7	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(108.7)	(32.6)	(20.6)	(33.7)	—	—
Transfers into Level 3 (e) (f)	(7.6)	(3.6)	(2.5)	—	—	—
Transfers out of Level 3 (f) (g)	(21.5)	—	—	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	74.3	11.7	12.0	48.4	(0.3)	(0.5)
Balance as of December 31, 2014	$150.8	$15.8	$14.7	$48.4	$(0.3)	$(0.5)

Year Ended December 31, 2013	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2012	$85.4	$11.0	$7.5	$15.4	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	(9.2)	(3.6)	(2.4)	(5.0)	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	37.5	—	—	0.3	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	(2.5)	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(15.8)	0.5	0.4	0.8	—	—
Transfers into Level 3 (e) (f)	19.0	1.3	0.9	1.9	—	—
Transfers out of Level 3 (f) (g)	(3.6)	(0.9)	(0.6)	(1.3)	—	—
Transfer of OPCo Generation to Parent	—	—	—	(12.1)	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	7.1	2.3	1.4	2.9	—	—
Balance as of December 31, 2013	$117.9	$10.6	$7.2	$2.9	$—	$—

(a)	Includes both affiliated and nonaffiliated transactions.

(b)	Included in revenues on the statements of income.

(c)	Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(d)	Represents the settlement of risk management commodity contracts for the reporting period.

(e)	Represents existing assets or liabilities that were previously categorized as Level 2.

(f)	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(g)	Represents existing assets or liabilities that were previously categorized as Level 3.

(h)	Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities.

Significant Unobservable Inputs for Level 3
Significant Unobservable Inputs
December 31, 2015
AEP

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average
	(in millions)
Energy Contracts	$212.3	$70.3	Discounted Cash Flow	Forward Market Price (a)	$9.69	$165.36	$36.35
				Counterparty Credit Risk (b)	670
FTRs	8.4	3.5	Discounted Cash Flow	Forward Market Price (a)	(6.99)	10.34	1.10
Total	$220.7	$73.8

Significant Unobservable Inputs
December 31, 2014
AEP

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average
	(in millions)
Energy Contracts	$157.3	$37.0	Discounted Cash Flow	Forward Market Price (a)	$11.37	$159.92	$57.18
				Counterparty Credit Risk (b)	303
FTRs	33.0	2.5	Discounted Cash Flow	Forward Market Price (a)	(14.63)	20.02	0.96
Total	$190.3	$39.5

Significant Unobservable Inputs
December 31, 2015
APCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$7.9	$0.2	Discounted Cash Flow	Forward Market Price	$12.61	$47.24	$32.38
FTRs	4.3	0.3	Discounted Cash Flow	Forward Market Price	(6.96)	8.43	1.34
Total	$12.2	$0.5

Significant Unobservable Inputs
December 31, 2014
APCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$5.8	$1.8	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	11.9	0.1	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$17.7	$1.9

Significant Unobservable Inputs
December 31, 2015
I&M

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input(a)	Low	High	Average
	(in millions)
Energy Contracts	$6.0	$0.2	Discounted Cash Flow	Forward Market Price	$12.61	$47.24	$32.38
FTRs	0.3	1.8	Discounted Cash Flow	Forward Market Price	(6.96)	8.43	1.34
Total	$6.3	$2.0

Significant Unobservable Inputs
December 31, 2014
I&M

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input(a)	Low	High	Average
	(in millions)
Energy Contracts	$6.4	$1.2	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	9.6	0.1	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$16.0	$1.3

Significant Unobservable Inputs
December 31, 2015
OPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
Energy Contracts	$16.0	$0.1	Discounted Cash Flow	Forward Market Price	$41.61	$165.36	$86.84

Significant Unobservable Inputs
December 31, 2014
OPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$45.1	$3.9	Discounted Cash Flow	Forward Market Price	$48.25	$159.92	$84.04
FTRs	7.2	—	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$52.3	$3.9

Significant Unobservable Inputs
December 31, 2015
PSO

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.7	$0.1	Discounted Cash Flow	Forward Market Price	$(6.96)	$8.43	$1.34

Significant Unobservable Inputs
December 31, 2014
PSO

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.4	$0.7	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

Significant Unobservable Inputs
December 31, 2015
SWEPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.9	$0.1	Discounted Cash Flow	Forward Market Price	$(6.96)	$8.43	$1.34

Significant Unobservable Inputs
December 31, 2014
SWEPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.4	$0.9	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

(a)	Represents market prices in dollars per MWh.

(b)	Represents average price of credit default swaps used to calculate counterparty credit risk, reported in basis points.

Sensitivity of Fair Value Measurements
Sensitivity of Fair Value Measurements

Significant Unobservable Input	Position	Change in Input	Impact on Fair Value Measurement
Forward Market Price	Buy	Increase (Decrease)	Higher (Lower)
Forward Market Price	Sell	Increase (Decrease)	Lower (Higher)
Counterparty Credit Risk	Loss	Increase (Decrease)	Higher (Lower)
Counterparty Credit Risk	Gain	Increase (Decrease)	Lower (Higher)

Public Service Co Of Oklahoma [Member]
Book Values and Fair Values of Long-term Debt

	December 31,
	2015		2014
Company	Book Value	Fair Value	Book Value		Fair Value
	(in millions)
AEP	$19,572.7	$21,201.3	$18,512.4	(a)	$20,960.5	(b)
APCo	3,930.7	4,416.7	3,958.7		4,711.2
I&M	2,000.0	2,193.6	2,019.6		2,255.1
OPCo	2,157.7	2,472.7	2,286.8		2,709.5
PSO	1,286.1	1,402.9	1,036.7		1,216.2
SWEPCo	2,273.5	2,417.2	2,132.4		2,402.6

(a)
Amount excludes $83 million of Long-term Debt classified as Liabilities from Discontinued Operations on the balance sheet. See "AEPRO (Corporate and Other)" section of Note 7 for additional information.

Fair Value, Assets and Liabilities Measured on Recurring Basis

(a)
Amounts in “Other” column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 and Level 2 amounts primarily represent investment in money market funds.

(b)	Amounts represent publicly traded equity securities and equity-based mutual funds.

(c)	Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(d)
The December 31, 2015 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $(9) million in 2016 and $(4) million in periods 2017-2019; Level 2 matures $2 million in 2016, $18 million in periods 2017-2019 and $4 million in periods 2020-2021; Level 3 matures $28 million in 2016, $29 million in periods 2017-2019, $19 million in periods 2020-2021 and $76 million in periods 2022-2032. Risk management commodity contracts are substantially comprised of power contracts.

(e)	Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.

(f)
The December 31, 2014 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows:  Level 1 matures $(18) million in 2015 and $(10) million in periods 2016-2018;  Level 2 matures $31 million in 2015, $52 million in periods 2016-2018, $12 million in periods 2019-2020 and $1 million in periods 2021-2030;  Level 3 matures $50 million in 2015, $29 million in periods 2016-2018, $9 million in periods 2019-2020 and $66 million in periods 2021-2030.  Risk management commodity contracts are substantially comprised of power contracts.

(g)	Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

PSO

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$—	$0.7	$(0.1)	$0.6

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.5	$0.1	$(0.4)	$0.2

PSO

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$—	$0.4	$(0.4)	$—

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.6	$0.7	$(0.4)	$0.9

Changes in Fair Value of Net Trading Derivatives Classified as Level 3

Year Ended December 31, 2015	AEP	APCo (a)	I&M (a)	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2014	$150.8	$15.8	$14.7	$48.4	$(0.3)	$(0.5)
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	13.5	2.1	0.2	0.5	(0.2)	9.2
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	53.7	—	—	—	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	(4.9)	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(63.0)	(17.2)	(14.2)	(6.7)	0.6	(8.7)
Transfers into Level 3 (e) (f)	28.7	—	—	—	—	—
Transfers out of Level 3 (f) (g)	(18.9)	1.2	0.8	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	(13.0)	9.8	2.8	(26.3)	0.5	0.8
Balance as of December 31, 2015	$146.9	$11.7	$4.3	$15.9	$0.6	$0.8

Year Ended December 31, 2014	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2013	$117.9	$10.6	$7.2	$2.9	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	90.0	29.7	18.6	30.8	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	0.7	—	—	—	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	5.7	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(108.7)	(32.6)	(20.6)	(33.7)	—	—
Transfers into Level 3 (e) (f)	(7.6)	(3.6)	(2.5)	—	—	—
Transfers out of Level 3 (f) (g)	(21.5)	—	—	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	74.3	11.7	12.0	48.4	(0.3)	(0.5)
Balance as of December 31, 2014	$150.8	$15.8	$14.7	$48.4	$(0.3)	$(0.5)

Year Ended December 31, 2013	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2012	$85.4	$11.0	$7.5	$15.4	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	(9.2)	(3.6)	(2.4)	(5.0)	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	37.5	—	—	0.3	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	(2.5)	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(15.8)	0.5	0.4	0.8	—	—
Transfers into Level 3 (e) (f)	19.0	1.3	0.9	1.9	—	—
Transfers out of Level 3 (f) (g)	(3.6)	(0.9)	(0.6)	(1.3)	—	—
Transfer of OPCo Generation to Parent	—	—	—	(12.1)	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	7.1	2.3	1.4	2.9	—	—
Balance as of December 31, 2013	$117.9	$10.6	$7.2	$2.9	$—	$—

(a)	Includes both affiliated and nonaffiliated transactions.

(b)	Included in revenues on the statements of income.

(c)	Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(d)	Represents the settlement of risk management commodity contracts for the reporting period.

(e)	Represents existing assets or liabilities that were previously categorized as Level 2.

(f)	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(g)	Represents existing assets or liabilities that were previously categorized as Level 3.

(h)	Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities.

Significant Unobservable Inputs for Level 3
Significant Unobservable Inputs
December 31, 2015
AEP

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average
	(in millions)
Energy Contracts	$212.3	$70.3	Discounted Cash Flow	Forward Market Price (a)	$9.69	$165.36	$36.35
				Counterparty Credit Risk (b)	670
FTRs	8.4	3.5	Discounted Cash Flow	Forward Market Price (a)	(6.99)	10.34	1.10
Total	$220.7	$73.8

Significant Unobservable Inputs
December 31, 2014
AEP

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average
	(in millions)
Energy Contracts	$157.3	$37.0	Discounted Cash Flow	Forward Market Price (a)	$11.37	$159.92	$57.18
				Counterparty Credit Risk (b)	303
FTRs	33.0	2.5	Discounted Cash Flow	Forward Market Price (a)	(14.63)	20.02	0.96
Total	$190.3	$39.5

Significant Unobservable Inputs
December 31, 2015
APCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$7.9	$0.2	Discounted Cash Flow	Forward Market Price	$12.61	$47.24	$32.38
FTRs	4.3	0.3	Discounted Cash Flow	Forward Market Price	(6.96)	8.43	1.34
Total	$12.2	$0.5

Significant Unobservable Inputs
December 31, 2014
APCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$5.8	$1.8	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	11.9	0.1	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$17.7	$1.9

Significant Unobservable Inputs
December 31, 2015
I&M

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input(a)	Low	High	Average
	(in millions)
Energy Contracts	$6.0	$0.2	Discounted Cash Flow	Forward Market Price	$12.61	$47.24	$32.38
FTRs	0.3	1.8	Discounted Cash Flow	Forward Market Price	(6.96)	8.43	1.34
Total	$6.3	$2.0

Significant Unobservable Inputs
December 31, 2014
I&M

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input(a)	Low	High	Average
	(in millions)
Energy Contracts	$6.4	$1.2	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	9.6	0.1	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$16.0	$1.3

Significant Unobservable Inputs
December 31, 2015
OPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
Energy Contracts	$16.0	$0.1	Discounted Cash Flow	Forward Market Price	$41.61	$165.36	$86.84

Significant Unobservable Inputs
December 31, 2014
OPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$45.1	$3.9	Discounted Cash Flow	Forward Market Price	$48.25	$159.92	$84.04
FTRs	7.2	—	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$52.3	$3.9

Significant Unobservable Inputs
December 31, 2015
PSO

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.7	$0.1	Discounted Cash Flow	Forward Market Price	$(6.96)	$8.43	$1.34

Significant Unobservable Inputs
December 31, 2014
PSO

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.4	$0.7	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

Significant Unobservable Inputs
December 31, 2015
SWEPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.9	$0.1	Discounted Cash Flow	Forward Market Price	$(6.96)	$8.43	$1.34

Significant Unobservable Inputs
December 31, 2014
SWEPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.4	$0.9	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

(a)	Represents market prices in dollars per MWh.

(b)	Represents average price of credit default swaps used to calculate counterparty credit risk, reported in basis points.

Sensitivity of Fair Value Measurements
Sensitivity of Fair Value Measurements

Significant Unobservable Input	Position	Change in Input	Impact on Fair Value Measurement
Forward Market Price	Buy	Increase (Decrease)	Higher (Lower)
Forward Market Price	Sell	Increase (Decrease)	Lower (Higher)
Counterparty Credit Risk	Loss	Increase (Decrease)	Higher (Lower)
Counterparty Credit Risk	Gain	Increase (Decrease)	Lower (Higher)

Southwestern Electric Power Co [Member]
Book Values and Fair Values of Long-term Debt

	December 31,
	2015		2014
Company	Book Value	Fair Value	Book Value		Fair Value
	(in millions)
AEP	$19,572.7	$21,201.3	$18,512.4	(a)	$20,960.5	(b)
APCo	3,930.7	4,416.7	3,958.7		4,711.2
I&M	2,000.0	2,193.6	2,019.6		2,255.1
OPCo	2,157.7	2,472.7	2,286.8		2,709.5
PSO	1,286.1	1,402.9	1,036.7		1,216.2
SWEPCo	2,273.5	2,417.2	2,132.4		2,402.6

(a)
Amount excludes $83 million of Long-term Debt classified as Liabilities from Discontinued Operations on the balance sheet. See "AEPRO (Corporate and Other)" section of Note 7 for additional information.

Fair Value, Assets and Liabilities Measured on Recurring Basis
SWEPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$3.6	$—	$—	$1.6	$5.2

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	—	—	0.9	(0.1)	0.8

Total Assets	$3.6	$—	$0.9	$1.5	$6.0

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$5.5	$0.1	$(0.4)	$5.2

SWEPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$12.7	$—	$—	$1.7	$14.4

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	—	—	0.4	(0.4)	—

Total Assets	$12.7	$—	$0.4	$1.3	$14.4

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.7	$0.9	$(0.5)	$1.1

(a)
Amounts in “Other” column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 and Level 2 amounts primarily represent investment in money market funds.

(b)	Amounts represent publicly traded equity securities and equity-based mutual funds.

(c)	Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(d)
The December 31, 2015 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $(9) million in 2016 and $(4) million in periods 2017-2019; Level 2 matures $2 million in 2016, $18 million in periods 2017-2019 and $4 million in periods 2020-2021; Level 3 matures $28 million in 2016, $29 million in periods 2017-2019, $19 million in periods 2020-2021 and $76 million in periods 2022-2032. Risk management commodity contracts are substantially comprised of power contracts.

(e)	Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.

(f)
The December 31, 2014 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows:  Level 1 matures $(18) million in 2015 and $(10) million in periods 2016-2018;  Level 2 matures $31 million in 2015, $52 million in periods 2016-2018, $12 million in periods 2019-2020 and $1 million in periods 2021-2030;  Level 3 matures $50 million in 2015, $29 million in periods 2016-2018, $9 million in periods 2019-2020 and $66 million in periods 2021-2030.  Risk management commodity contracts are substantially comprised of power contracts.

(g)	Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

Changes in Fair Value of Net Trading Derivatives Classified as Level 3

Year Ended December 31, 2015	AEP	APCo (a)	I&M (a)	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2014	$150.8	$15.8	$14.7	$48.4	$(0.3)	$(0.5)
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	13.5	2.1	0.2	0.5	(0.2)	9.2
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	53.7	—	—	—	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	(4.9)	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(63.0)	(17.2)	(14.2)	(6.7)	0.6	(8.7)
Transfers into Level 3 (e) (f)	28.7	—	—	—	—	—
Transfers out of Level 3 (f) (g)	(18.9)	1.2	0.8	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	(13.0)	9.8	2.8	(26.3)	0.5	0.8
Balance as of December 31, 2015	$146.9	$11.7	$4.3	$15.9	$0.6	$0.8

Year Ended December 31, 2014	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2013	$117.9	$10.6	$7.2	$2.9	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	90.0	29.7	18.6	30.8	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	0.7	—	—	—	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	5.7	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(108.7)	(32.6)	(20.6)	(33.7)	—	—
Transfers into Level 3 (e) (f)	(7.6)	(3.6)	(2.5)	—	—	—
Transfers out of Level 3 (f) (g)	(21.5)	—	—	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	74.3	11.7	12.0	48.4	(0.3)	(0.5)
Balance as of December 31, 2014	$150.8	$15.8	$14.7	$48.4	$(0.3)	$(0.5)

Year Ended December 31, 2013	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2012	$85.4	$11.0	$7.5	$15.4	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	(9.2)	(3.6)	(2.4)	(5.0)	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	37.5	—	—	0.3	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	(2.5)	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(15.8)	0.5	0.4	0.8	—	—
Transfers into Level 3 (e) (f)	19.0	1.3	0.9	1.9	—	—
Transfers out of Level 3 (f) (g)	(3.6)	(0.9)	(0.6)	(1.3)	—	—
Transfer of OPCo Generation to Parent	—	—	—	(12.1)	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	7.1	2.3	1.4	2.9	—	—
Balance as of December 31, 2013	$117.9	$10.6	$7.2	$2.9	$—	$—

(a)	Includes both affiliated and nonaffiliated transactions.

(b)	Included in revenues on the statements of income.

(c)	Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(d)	Represents the settlement of risk management commodity contracts for the reporting period.

(e)	Represents existing assets or liabilities that were previously categorized as Level 2.

(f)	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(g)	Represents existing assets or liabilities that were previously categorized as Level 3.

(h)	Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities.

Significant Unobservable Inputs for Level 3
Significant Unobservable Inputs
December 31, 2015
AEP

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average
	(in millions)
Energy Contracts	$212.3	$70.3	Discounted Cash Flow	Forward Market Price (a)	$9.69	$165.36	$36.35
				Counterparty Credit Risk (b)	670
FTRs	8.4	3.5	Discounted Cash Flow	Forward Market Price (a)	(6.99)	10.34	1.10
Total	$220.7	$73.8

Significant Unobservable Inputs
December 31, 2014
AEP

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average
	(in millions)
Energy Contracts	$157.3	$37.0	Discounted Cash Flow	Forward Market Price (a)	$11.37	$159.92	$57.18
				Counterparty Credit Risk (b)	303
FTRs	33.0	2.5	Discounted Cash Flow	Forward Market Price (a)	(14.63)	20.02	0.96
Total	$190.3	$39.5

Significant Unobservable Inputs
December 31, 2015
APCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$7.9	$0.2	Discounted Cash Flow	Forward Market Price	$12.61	$47.24	$32.38
FTRs	4.3	0.3	Discounted Cash Flow	Forward Market Price	(6.96)	8.43	1.34
Total	$12.2	$0.5

Significant Unobservable Inputs
December 31, 2014
APCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$5.8	$1.8	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	11.9	0.1	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$17.7	$1.9

Significant Unobservable Inputs
December 31, 2015
I&M

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input(a)	Low	High	Average
	(in millions)
Energy Contracts	$6.0	$0.2	Discounted Cash Flow	Forward Market Price	$12.61	$47.24	$32.38
FTRs	0.3	1.8	Discounted Cash Flow	Forward Market Price	(6.96)	8.43	1.34
Total	$6.3	$2.0

Significant Unobservable Inputs
December 31, 2014
I&M

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input(a)	Low	High	Average
	(in millions)
Energy Contracts	$6.4	$1.2	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	9.6	0.1	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$16.0	$1.3

Significant Unobservable Inputs
December 31, 2015
OPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
Energy Contracts	$16.0	$0.1	Discounted Cash Flow	Forward Market Price	$41.61	$165.36	$86.84

Significant Unobservable Inputs
December 31, 2014
OPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$45.1	$3.9	Discounted Cash Flow	Forward Market Price	$48.25	$159.92	$84.04
FTRs	7.2	—	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$52.3	$3.9

Significant Unobservable Inputs
December 31, 2015
PSO

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.7	$0.1	Discounted Cash Flow	Forward Market Price	$(6.96)	$8.43	$1.34

Significant Unobservable Inputs
December 31, 2014
PSO

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.4	$0.7	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

Significant Unobservable Inputs
December 31, 2015
SWEPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.9	$0.1	Discounted Cash Flow	Forward Market Price	$(6.96)	$8.43	$1.34

Significant Unobservable Inputs
December 31, 2014
SWEPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.4	$0.9	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

(a)	Represents market prices in dollars per MWh.

(b)	Represents average price of credit default swaps used to calculate counterparty credit risk, reported in basis points.

Sensitivity of Fair Value Measurements
Sensitivity of Fair Value Measurements

Significant Unobservable Input	Position	Change in Input	Impact on Fair Value Measurement
Forward Market Price	Buy	Increase (Decrease)	Higher (Lower)
Forward Market Price	Sell	Increase (Decrease)	Lower (Higher)
Counterparty Credit Risk	Loss	Increase (Decrease)	Higher (Lower)
Counterparty Credit Risk	Gain	Increase (Decrease)	Lower (Higher)